Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Prepaid expenses(1)	188,099	143,604
Receivables from third parties(2)	105,520	593,327
Others	55,756	90,854
Provision of credit losses	(135,381)	(137,713)
Total prepaid expenses and other current assets, net	$213,994	$690,072

(1)	The balance represented the unamortized portion of prepayments made to certain service providers of the Group for their daily operations, which was expected to amortize over a period of less than 12 months.

(2)	The balance represented receivables from the disposal of equipment to several third parties and other miscellaneous receivables from third parties. Receivables from the disposal of equipment were collected in full during the six months ended March 31, 2025.